NOTES PAYABLE	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Notes Payable
NOTE 8 – NOTES PAYABLE

Notes payable consists of the following as of December 31:
	December 31,	December 31,
	2015	2014
Unsecured notes payable due to related parties; interest at 10% per annum; principal and accrued interest due at maturity in September 2015	-	$114,000
Series A notes payable; interest at 8% per annum; principal and accrued interest due at maturity in October 2011 (past due)	50,000	50,000
Notes payable; interest at 8% per annum, principal and accrued interest due at December 1, 2014 (past due)	-	650,000
Notes payable; interest at 5% and 8% per annum, principal and accrued interest due at April 2015	-	123,000
Less: Debt discount	-	(10,447)
	50,000	926,553
Less: Current portion	50,000	926,553
	$-	$-

At December 31, 2015 and 2014 accrued interest on notes payable was $23,667 and$155,992.

The warrant liabilities in this section were valued using the Black-Scholes option pricing model, with the following assumptions: no dividend yield, expected volatility of 173.7% to 180.7%, risk free interest rate of 1.75% and expected lives of four to five years.

On June 10, 2014, the Company issued a note payable for $250,000, which included fully vested warrants to purchase 1,000,000 shares pre Reverse Stock Split of Common Stock at an exercise price of $0.10 per share, expiring in five years. The warrants were valued at $39,650 using Black-Scholes option pricing model to calculate the grant-date fair value of the warrants, with the following assumptions: no dividend yield, expected volatility of 248.2%, risk free interest rate of 1.67% and expected life of five years. The relative fair value of the warrants was $34,222 and was recorded as a discount to the notes payable in accordance with FASB ASC 835-30-25, “Recognition” (“FASB 835-30-25”) and was accreted over the term of the note payable for financial statement purposes. For the year ended December 31, 2014, $34,222 was accreted through interest expense. The note and accrued interest at 8% per annum was originally due on December 11, 2014, but the Company received approval to extend the maturity until December 31, 2014. The warrants are subject to anti-dilutive adjustments and are therefore classified as a liability in accordance with FASB ASC 815. The warrant liability was re-valued at each reporting period with the change in fair value recorded through earnings. As of June 12, 2015, the date of conversion in conjunction with the Recapitalization Transaction (see Note 6), the fair value of the warrant liability was $8,113.

As a result of the Recapitalization Transaction, the note’s principal balance of $250,000 and accrued interest of $20,263 was converted into 176,471 shares (15,000,000 shares pre Reverse Stock Split at $0.018) of Common Stock. This resulted in a gain of $120,117, and because this individual is a stockholder was recorded as additional paid in capital.

On August 5, 2014, the Company issued notes payable for $100,000, which included fully vested warrants to purchase 600,000 shares (pre Reverse Stock Split) of Common Stock at an exercise price of $0.05 per share, expiring in five years. The warrants were valued at $29,725 using the Black-Scholes option pricing model to calculate the grant-date fair value of the warrants, with the following assumptions: no dividend yield, expected volatility of 233.8%, risk free interest rate of 1.67% and expected life of five years. The relative fair value of the warrants was $22,914 and was recorded as a discount to the notes payable in accordance with FASB ASC 835-30-25, and was accreted over the term of the note payable for financial statement purposes. For the year ended December 31, 2014, $22,914 was accreted through interest expense. The note and accrued interest at 8% per annum were due in full on December 1, 2014. The warrants were subject to anti-dilutive adjustments and were therefore  classified as a liability in accordance with FASB ASC 815. The warrant liability was re-valued at each reporting period with the change in fair value recorded through earnings. As of June 12, 2015, the date of conversion in conjunction with the Recapitalization Transaction (see Note 6), the fair value of the warrant liability was $5,151.

As a result of the Recapitalization Transaction, the principal balance of $50,000 and accrued interest of $3,414 was converted into 34,898 shares (2,966,210 shares pre Reverse Stock Split at $0.018) of Common Stock. This resulted in a gain of $23,740, which was recorded as a gain on the extinguishment of debt. The remaining $50,000 was paid in full, plus accrued interest in September 2015. The 3,529 warrants (300,000 warrants pre Reverse Stock Split) to purchase shares of Common Stock associated with the $50,000 note payable remain outstanding and must be re-valued at each reporting period with the change in fair value recorded through earnings. As of December 31, 2015, the warrants were valued at $7,902.

On August 12, 2014, the Company issued a note payable for $50,000, which included fully vested warrants to purchase 300,000 shares (pre Reverse Stock Split) of Common Stock at an exercise price of $0.05 per share, expiring in five years. The warrants were valued at $26,817 using Black-Scholes option pricing model to calculate the grant-date fair value of the warrants, with the following assumptions: no dividend yield, expected volatility of 233.8%, risk free interest rate of 1.67% and expected life of five years. The relative fair value of the warrants was $17,455 and was recorded as a discount to the note payable in accordance with FASB ASC 835-30-25, and was accreted over the term of the note payable for financial statement purposes. For the year ended December 31, 2014, $17,455 was accreted through interest expense.

The note and accrued interest at 8% per annum were due in full on December 1, 2014. The warrants were subject to anti-dilutive adjustments and are therefore classified as a liability in accordance with FASB ASC 815. The warrant liability was re-valued at each reporting period with the change in fair value recorded through earnings. As of June 12, 2015, the date of conversion in conjunction with the Recapitalization Transaction (see Note 6), the fair value of the warrant liability was $2,575.

As a result of the Recapitalization Transaction, the principal balance of $50,000 and accrued interest of $3,370 was converted into 34,843 shares (2,961,644 shares pre Reverse Stock Split at $0.018) of Common Stock. This resulted in a gain of $23,720, which was recorded as a gain on the extinguishment of debt.

On August 14, 2014, the Company issued a note payable for $100,000, which included fully vested warrants to purchase 600,000 shares pre Reverse Stock Split of Common Stock at an exercise price of $0.05 per share, expiring in five years. The warrants were valued at $47,676 using Black-Scholes option pricing model to calculate the grant-date fair value of the warrants, with the following assumptions: no dividend yield, expected volatility of 233.8%, risk free interest rate of 1.67% and expected life of five years. The relative fair value of the warrants was $32,274 and was recorded as a discount to the note payable in accordance with FASB ASC 835-30-25 and was accreted over the term of the note payable for financial statement purposes. For the year ended December 31, 2014, $32,274 was accreted through interest expense. The note and accrued interest at 8% per annum were due in full on December 1, 2014. The warrants were subject to anti-dilutive adjustments and were therefore classified as a liability in accordance with FASB ASC 815. The warrant liability was re-valued at each reporting period with the change in fair value recorded through earnings. As of June 12, 2015, the date of conversion in conjunction with the Recapitalization Transaction (see Note 6), the fair value of the warrant liability was $5,153.

As a result of the Recapitalization Transaction, the principal balance of $100,000 and accrued interest of $6,697 was converted into 69,657 shares (5,920,852 shares pre Reverse Stock Split at $0.018) of Common Stock. This resulted in a gain of $47,421, which was recorded as a gain on the extinguishment of debt.

On September 8, 2014, the Company issued notes payable for $150,000, which included fully vested warrants to purchase 900,000 shares (pre Reverse Stock Split) of Common Stock at an exercise price of $0.05 per share, expiring in five years. The warrants were valued at $62,544 using Black-Scholes option pricing model to calculate the grant-date fair value of the warrants, with the following assumptions: no dividend yield, expected volatility of 233.8%, risk free interest rate of 1.67% and expected life of five years. The relative fair value of the warrants was $44,140 and was recorded as a discount to the notes payable in accordance with FASB ASC 835-30-25 and was accreted over the term of the note payable for financial statement purposes. For the year ended December 31, 2014, $44,140 was accreted through interest expense. The note and accrued interest at 8% per annum were due in full on December 1, 2014. The warrants were subject to anti-dilutive adjustments and were therefore classified as a liability in accordance with FASB ASC 815. The warrant liability was re-valued at each reporting period with the change in fair value recorded through earnings. As of June 12, 2015, the date of conversion in conjunction with the Recapitalization Transaction (see Note 6), the fair value of the warrant liability was $7,725.

As a result of the Recapitalization Transaction, the principal balance of $150,000 and accrued interest of $9,222 was converted into 103,991 shares (8,839,269 shares pre Reverse Stock Split at $0.018) of Common Stock. This resulted in a gain of $70,766, which was recorded as a gain on the extinguishment of debt.

On December 5, 2014, the Company issued a note payable for $23,000 to a stockholder, which bears interest at 5.0% and was due on April 5, 2015. As a result of the Recapitalization Transaction (see Note 6), the principal balance of $23,000 and accrued interest of $609 was converted into 15,418 shares (1,310,510 shares pre Reverse Stock Split at $0.018) of Common Stock. This resulted in a gain of $10,493 and because this entity is a stockholder was recorded as additional paid in capital.

On December 31, 2014, the Company issued a note payable for $100,000, which included fully vested warrants to purchase 600,000 shares (pre Reverse Stock Split) of Common Stock at an exercise price of $0.05 per share expiring in five years. The warrants were valued at $11,812 using the Black-Scholes option pricing model to calculate the grant-date fair value of the warrants, with the following assumptions: no dividend yield, expected volatility of 229.0%, risk free interest rate of 1.68% and expected life of five years. The relative fair value of the warrants was $10,563 and was recorded as a discount to the notes payable in accordance with FASB ASC 835-30-25 and was accreted over the term of the note payable for financial statement purposes. For the three months ended March 31, 2015, the final $10,447 was accreted through interest expense. The note and accrued interest at 8% per annum were due in full on April 1, 2015. The warrants were subject to anti-dilution adjustments and were therefore classified as a liability in accordance with FASB ASC 815. The warrant liability was revalued at each reporting period with the change in fair value recorded through earnings. As of June 12, 2015, the date of conversion in conjunction with the Recapitalization Transaction (see Note 6), the fair value of the warrant liability was $5,226.

As a result of the Recapitalization Transaction, the principal balance of $100,000 and accrued interest of $3,689 was converted into 67,637 shares (5,749,163 shares pre Reverse Stock Split at $0.018) of Common Stock. This resulted in a gain of $46,084, which was recorded as a gain on the extinguishment of debt.

On February 10, 2015, the Company issued a note payable for $25,000, bearing interest at 5.0% to an accredited investor and director of the Company. As a result of the recapitalization transaction (see Note 6), the principal balance of $25,000 and accrued interest of $417 was converted into 16,608 shares (1,411,720 shares pre Reverse Stock Split at $0.018) of Common Stock. This resulted in a gain of $11,296 and because this entity is a stockholder was recorded as additional paid in capital.

The conversion of the notes above on June 12, 2015 was treated as an extinguishment of debt. In accordance with FASB ASC 470-50, the difference between the cash acquisition price of the debt and its net carrying amount shall be recognized currently in income in the period of extinguishment as losses or gains. Similar transactions between stockholders was recognized as additional paid in capital.

On March 27, 2015, the Company issued a note payable for $111,102, bearing interest at 8.0% to an accredited investor.

On April 30, 2015, the Company issued a note payable for $4,887, bearing interest at 8.0% to an accredited investor.

On May 15, 2015, the Company issued a note payable for $4,480, bearing interest at 8.0% to an accredited investor.

On May 21, 2015, the Company issued a note payable for $14,074, bearing interest at 8.0% to an accredited investor.

As a result of the Recapitalization Transaction (see Note 6), the principal balance of the above four notes of $134,542 and accrued interest of $2,271 was converted into 41,603 shares (3,536,254 shares pre Reverse Stock Split at $0.0386) of the Company’s Series A Preferred stock as part of the $1,450,000 cash investment.

On June 12, 2015, the conversion of the four notes issued from March 27, 2015 to May 21, 2015, was treated as a troubled debt restructuring in accordance with FASB ASC 470-60-15, “Debt – Troubled Debt Restructurings by Debtors.”

A debtor that issues or otherwise grants an equity interest to a creditor to settle fully a payable, shall account for the equity interest at its fair value. The difference between the fair value of the equity interest granted and the carrying amount of the payable settled was recognized as a gain on restructuring payables.